Trade and other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2025
Trade and other receivables, deposits and prepayments [Abstract]
Trade and other receivables, deposits and prepayments
16	Trade and other receivables, deposits and prepayments

	2024	2025
	RMB’000	RMB’000
Trade receivables	8,793	6,399

Other receivables	524	10,622
Deposits	6,567	6,832
Prepayments	16,986	30,115
Advances to employees	1,006	1,672
	25,083	49,241
Less: Non-current portion
Prepayments and deposits	(6,704)	(7,051)
Current portion	18,379	42,190

The carrying amounts of trade and other receivables, deposits and prepayments are denominated in RMB and approximate their fair values.

Trade receivables are all aged within 30 days and no bad debts accrued.

Prepayments mainly consist of advances to suppliers and recognition of VAT input tax credits at the year end of 2025.